EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Loss Per Common Share

The following is an analysis of the Company’s basic and diluted EPS, reflecting the application of the two-class method as of December 31, 2012:

Net income available for distribution	$682
Dividends and undistributed earnings allocated to participating securities	(532)

Income attributable to common shareholders	$150

Average common shares outstanding for basic EPS	1,363,171
Effect of dilutive convertible preferred stock	—
Effect of dilutive stock options	199

Average common and common-equivalent shares for dilutive EPS	1,363,370

Basic	$0.11
Diluted	$0.11

The following are the factors used in the loss per share common share computation as of December 31, 2011:

2011
Basic
Net loss	$(11,006)
Less: Accretion of discount on preferred stock	(67)
Dividends on preferred stock	(380)
Add: Gain on preferred stock redemption	—

Net income (loss) available to common shareholders	$(11,453)

Weighted-average common shares outstanding	1,245,267

Basic earnings (loss) per share	$(9.20)

Diluted

Net loss	$(11,006)
Less: Accretion of discount on preferred stock	(67)
Dividends on preferred stock	(380)
Add: Gain on preferred stock redemption	—

Net income (loss) available to common shareholders	$(11,453)

Weighted-average common shares outstanding for basic earnings per share	1,245,267
Add dilutive effects of assumed exercise of stock options	360

Average shares and dilutive potential common shares	1,245,627

Diluted earnings (loss) per share	$(9.20)